SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable, Net of the Allowance for Credit Losses (Details)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Period of payment due from customers for accounts receivable	30 days